SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Impairment of long-lived assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Long-lived asset impairment loss	¥ 180	¥ 89	¥ 286
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true